33. Financial instruments and risk management (Details 4) - Aircraft Fuel - Operating Costs [member] - Fuel Risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Decline In Prices/Barrel (-25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	35.81
Total exposure	R$ (95,280)
Decline In Prices/Barrel (-10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	43.67
Total exposure	R$ (27,835)
Increase In Prices/Barrel (+10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	53.49
Total exposure	R$ 110,033
Increase In Prices/Barrel (+25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	59.68
Total exposure	R$ 283,818